INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	USD

Current tax	$-	$2,509	$-	$-
Deferred tax	-	-	-	-

Income tax expense	$-	$2,509	$-	$-

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2022, 2023 and 2024 are as follows:

	Years ended March 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	USD

Loss before income taxes	$(986,487)	$(1,039,994)	$(3,726,580)	$(477,767)
Statutory income tax rate	16.5%	16.5%	16.5%	16.5%
Income tax expense at statutory rate	(162,770)	(171,599)	(614,886)	(78,832)
Items not subject to taxes	(124,491)	(60,838)	(10,398)	(1,333)
Items not deductible from tax	96	-	33,264	4,265
Property and equipment	(8,100)	4,052	4,997	641
Valuation allowance	295,265	228,385	587,023	75,259
Under-provision from prior years	-	2,509	-	-

Income tax expense	$-	$2,509	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2023 and 2024:

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD
Deferred tax assets:
Net operating loss carry forwards	$576,546	$1,163,749	$149,199
Less: valuation allowance	(576,546)	(1,163,749)	(149,199)

	$-	$-	$-